Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation
Note 13. Stock-based Compensation
2016 and 2021 Stock Plans

In November 2016, the Company’s Board of Directors adopted the 2016 Stock Option and Grant Plan (the “2016 Plan”) under which officers, employees, directors, consultants and other key persons of the Company or its affiliates may be granted incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock and restricted stock units.
Under the 2016 Plan, stock options are generally granted with an exercise price equal to the estimated fair value of the Company’s common stock, as determined by the Company’s Board of Directors on the date of grant. Options generally have contractual terms of ten years. Incentive stock options (ISO) may only be granted to employees, whereas all other stock awards may be granted to employees, directors, consultants and other key persons.
Outstanding options generally vest over six years, contain a one-year
cliff, are exercisable immediately and, upon early exercise, are subject to repurchase by the Company at the original exercise price. If an ISO is granted to an optionee who, at the time of grant, owns more than 10% of the voting power of all classes of capital stock, the term of the ISO is five years. Options issued under the 2016 Plan must be priced at no less than the fair value of the shares on the date of the grant provided, however, that the exercise price of an option granted to a 10% stockholder is not less than 110% of the fair value of the shares on the date of grant. The Board of Directors determines the exercisability provisions of a stock option agreement at its sole discretion.
The fair value of the RSU’s granted under the 2016 Plan is determined by the Company’s Board of Directors on the date of grant. Generally, RSUs have six years vesting period and contractual terms of ten years.
On August 10, 2021, the Company adopted the 2021 Equity Incentive Plan (“2021 Plan”). As of December 31, 2021, 67,264,890 shares were available for grant under the 2021 Plan. The number of shares available for issuance under the 2021 Plan will be increased on the first day of each fiscal year, beginning on January 1, 2022, in an amount equal to the lesser of (i) a number of shares equal to four percent (4%) of the total number of shares of all classes of common stock of the Company outstanding on the last day of the immediately preceding fiscal year, or (ii) such number of shares determined by the Company’s Board of Directors. Under the 2021 Plan, the Company can grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to employees, directors and consultants. As of December 31, 2021 there were no awards issued under 2021 Plan.
On August 10, 2021, the Company adopted the 2021 Employee Stock Purchase Plan (“2021 ESPP”). As of December 31, 2021, 6,653,530 shares were available for grant under the 2021 ESPP. The number of shares of common stock available for issuance under the 2021 ESPP will be increased on the first day of each fiscal year beginning on January 1, 2022, in an amount equal to the lesser of (i) a number of shares of common stock equal to half percent (0.5%) of the total number of shares of all classes of common stock of the Company on the last day of the immediately preceding fiscal year, or (ii) such number of shares determined by the Company’s Board of Directors. Under the 2021 ESPP, participating employees may be offered the option to purchase shares of the Company’s Common Stock at a purchase price which equals 85% of the fair market value of the Company’s common stock on the enrollment date or on the exercise date, whichever is lower. As of December 31, 2021, the Company has not yet implemented the 2021 ESPP and no shares had been issued under the 2021 ESPP.
The Company also allows certain option holders to exercise unvested options and stock purchase rights to purchase shares of common stock. Common shares received from such early exercises are subject to a right of repurchase at the original issuance price. The Company’s repurchase right with respect to these shares typically lapse over six years as the shares become vested. As of December 31, 2021 and 2020, 6,918,483 and 10,007,107 shares, respectively, were subject to repurchase at a weighted average price of $0.10 per share and $0.11 per share, respectively, and $0.7 million and $1.2 million, respectively, was recorded as a stock repurchase lability in early exercised stock option liabilities on the consolidated balance sheets.

Stock option activity under the 2016 Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2020	2,822,165	13,613,627	$0.20	9.37	$28,762
Additional shares authorized	9,273,082	—
Options canceled and forfeited	2,632,413	(2,632,413)	$0.26
Repurchases	75,633	—
Options granted	(14,304,160)	14,304,160	$1.02
Options exercised	—	(708,514)	$0.54

Balances—December 31, 2020	499,133	24,576,860	$0.66	9.06	$187,460
Additional shares authorized
Options canceled and forfeited	—	(1,334,118)	$0.82
Repurchases	—	—
Options granted	—	445,353	$0.01
Options exercised	—	(2,435,543)	$0.49

Balances—December 31, 2021	499,133	21,252,552	$0.66	7.95	$141,137

Vested and expected to vest	—	21,252,552	$0.66	7.95	$141,137
Shares exercisable (vested and unvested)	—	7,642,374	$0.61	7.60	$51,089
The weighted-average grant date fair value of options granted under the 2016 Plan in the years ended December 31, 2021 and 2020 was $9.16 and $4.14, respectively. The total grant date fair value of options vested during the years ended December 31, 2021 and 2020, was $13.3 million and $6.2 million, respectively. The intrinsic value of options exercised under the 2016 Plan was $20.1 million and $3.1 million respectively, during the years ended December 31, 2021 and 2020.
At December 31, 2021 and 2020, 6,475,927 options and 3,940,509 options, respectively, under the 2016 Plan were vested and exercisable with a weighted-average exercise price of $0.48 and $0.32, respectively, and a weighted-average remaining contractual life of 7.44 years and 8.55 years, respectively.
RSU activity under the 2016 Plan is as follows:

	Number of Options	Weighted- Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)
Balances—December 31, 2020	—	$—	$—
Granted	10,603,232	$8.60
Vested	(26,634)	$8.30	$—
Forfeited	(543,727)	$8.50	$—
Balances—December 31, 2021	10,032,871	$8.60	$73,240

The following table presents the stock activity and the total number of shares available for grant under the Company’s 2016 Plan for the years ended December 31, 2021 and 2020:

Number of Shares
Balances—January 1, 2020	2,822,165
Authorized	9,273,082
Options canceled and forfeited	2,632,413
Repurchases	75,633
Options granted	(14,304,160)
Balances—December 31, 2020	499,133
Authorized	11,063,028
Options and RSUs granted	(11,048,584)
Options and RSUs forfeited	1,148,259
Shares Repurchased	138,291
Termination of 2016 Plan reserve	(1,800,127)
Balances—December 31, 2021	—
Upon the effectiveness of the Company’s 2021 Plan, the Company ceased to grant awards under the 2016 Plan. However, all outstanding awards under the 2016 Plan continue to be governed by their existing terms under the 2016 Plan.
As of December 31, 2021, total unrecognized compensation cost related to stock awards under the 2016 Plan was approximately $120.4 million to be recognized over a weighted average remaining requisite service period of 4.84 years.
Former Parent Plan
The Company concluded that the Former Parent Options and Former Parent RSUs represent in substance stock-based compensation awards of the Company (the “Former Parent Plan”) as they were designed to compensate the Company’s employees. Upon Former Parent Reorganization all outstanding options were canceled see Note 12. As of December 31, 2021 and 2020, zero and 2,104,345 common shares of the Company, respectively were subject to repurchase at $0.01 per share because they related to early exercises of Former Parent Options.
Stock option activity under the Former Parent Plan is as follows:

	Options Outstanding
Stock Option Activity	Options Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balances—January 1, 2020	—	3,530,662	$0.01	5.37	$8,150
Options Exercised	—	(57,746)	$0.01

Balances—December 31, 2020	—	3,472,916	$0.01	4.37	$28,770
Options Exercised	—	(878,131)	$0.01
Cancelation of vested options upon reorganization	—	(445,353)	$0.01
Cancelation of unvested options upon reorganization	—	(2,149,432)	$0.01

Balances—December 31, 2021	—	—	$—	—	$—

Vested and expected to vest	—	—	$—	—	$—
Exercisable	—	—	$—	—	$—

Total stock-based compensation expense for stock awards under the under the Former Parent Plan recognized during the years ended December 31, 2021 and 2020 was less than $0.1 million.
The total grant date fair value of options vested during the years ended December 31, 2021 and 2020, was less than $0.1 million.
The assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended December 31, 2021 and 2020 were as follows:

Year Ended December 31,
	2021	2020
Expected volatility	—%	49.9% - 73.5%
Expected dividend yield	—%	—%
Expected term (in years)	—	5.0 -6.6
Risk-free interest rate	—%	1.3% - 1.4%
Expected volatility —
As the Company is not publicly traded, the expected volatility for the Company’s stock options was determined by using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected term of the awards.
Risk-free interest rate —
The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero-coupon
U.S. Treasury notes with maturities corresponding to the expected term of the awards.
Expected dividend yield —
The expected dividend rate is zero as the Company currently has no history or expectation of declaring dividends on its common stock.
Expected term —
The expected term represents the period these stock awards are expected to remain outstanding and is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules, and expectations of future employee behavior.
Other Stock-based Awards
In 2017, the Company issued 3,370,766 common stock options outside of the 2016 Option Plan. The options were fully exercised as of December 31, 2021 and 2020, and 2,022,460 and 2,359,536 shares of common stock, respectively, were subject to repurchase at a weighted average price of $0.1 per share and $0.1 million, was recorded as a stock repurchase lability in early exercised stock option liabilities on the consolidated balance sheets.
Upon completion of the Reverse Recapitalization 2,677,201 Series C Preferred shares which were subject to time-based vesting conditions were converted to restricted common shares. As of December 31, 2021 the number of shares were subject to repurchase was 2,454,105.
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2021	2020
Research and development expenses	$19,426	$6,130
Selling, general and administrative expenses	7,506	1,055

Total stock-based compensation expense	$26,932	$7,185